Share Based Compensation - Summary of Option Activities (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average grant date fair value per option, Granted	$ 0.07	$ 0.07	$ 0.1
Weighted Average Remaining Contractual Life	2 years 8 months 12 days
A And R Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Beginning balance	510,215,537
Number of Options, Granted	138,002,040
Number of Options, Forfeited	(19,661,512)
Number of Options, Exercised	(77,496,940)
Number of Options, Ending balance	551,059,125	510,215,537
Number of Options, Vested and expected to vest	551,059,125
Number of Options, Exercisable	266,297,116
Weighted Average Exercise Price per option, Beginning balance	$ 0.0586
Weighted Average Exercise Price per option, Granted	0
Weighted Average Exercise Price per option, Forfeited	0.0179
Weighted Average Exercise Price per option, Exercised	0.0011
Weighted Average Exercise Price per option, Ending balance	0.0536	$ 0.0586
Weighted Average Exercise Price per option, Vested and expected to vest	0.0536
Weighted Average Exercise Price per option, Exercisable	0.1017
Weighted Average grant date fair value per option, Beginning balance	0.0962
Weighted Average grant date fair value per option, Granted	0.0699
Weighted Average grant date fair value per option, Forfeited	0.072
Weighted Average grant date fair value per option, Exercised	0.0643
Weighted Average grant date fair value per option, Ending balance	0.0944	$ 0.0962
Weighted Average grant date fair value per option, Vested and expected to vest	0.0944
Weighted Average grant date fair value per option, Exercisable	$ 0.1101
Weighted Average Remaining Contractual Life	6 years 7 months 13 days	6 years 10 months 9 days		10 years
Weighted Average Remaining Contractual Life, Vested and expected to vest	6 years 7 months 13 days
Weighted Average Remaining Contractual Life, Exercisable	4 years 6 months 29 days
Aggregate Intrinsic Value, Beginning balance	$ 41,488
Aggregate Intrinsic Value, Ending balance	34,702	$ 41,488
Aggregate Intrinsic Value, Vested and expected to vest	34,702
Aggregate Intrinsic Value, Exercisable	$ 11,797